Note 13 - Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2016	2017	2018
Income:
Net loss attributable to common shareholders	(351)	(13,404)	(11,134)

Earnings per share:
Weighted average common shares outstanding, basic and diluted	22	1,063,381	18,181,456
Loss per share, basic and diluted	(15,955)	(12.57)	(0.61)